                                   SUPPLEMENT
                            DATED SEPTEMBER 2, 2005
                          TO THE HARTFORD MUTUAL FUNDS
                      CLASS L,E,H,M,N,Z SHARES PROSPECTUS
                              DATED MARCH 1, 2005

The Prospectus is revised as follows:

ADDITIONAL BREAKPOINTS FOR CERTAIN FUNDS SUB-ADVISED BY HARTFORD INVESTMENT MANAGEMENT COMPANY

     As of November 1, 2005, breakpoints have been added to the management fee schedules for TAX-FREE NATIONAL FUND, U.S. GOVERNMENT SECURITIES FUND AND TAX-FREE MINNESOTA FUND. Accordingly, effective November 1, 2005, the fee schedules for each of the funds listed on page 28 of the Prospectus, under the heading "Management Fees", are deleted and replaced with the following:

GROWTH FUND, GROWTH OPPORTUNITIES FUND,
SMALLCAP GROWTH FUND AND VALUE OPPORTUNITIES FUND

AVERAGE DAILY NET ASSETS                                       ANNUAL RATE
------------------------                                       -----------
First $100,000,000                                                1.00%
Next $150,000,000                                                 0.80%
Over $250,000,000                                                 0.70%

TAX-FREE NATIONAL FUND AND U.S. GOVERNMENT SECURITIES FUND

AVERAGE DAILY NET ASSETS                                       ANNUAL RATE
------------------------                                       -----------
First $50,000,000                                                 0.80%
Next $4.95 Billion                                                0.70%
Next $5 Billion                                                   0.68%
Over $10 Billion                                                  0.67%

TAX-FREE MINNESOTA FUND

AVERAGE DAILY NET ASSETS                                       ANNUAL RATE
------------------------                                       -----------
First $50,000,000                                                 0.72%
Next $4.95 Billion                                                0.70%
Next $5 Billion                                                   0.68%
Over $10 Billion                                                  0.67%

 THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.